UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06671

DWS Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)

Bonds 128.6%
Argentina 3.3%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		1,890,000	238,230
0.629% **, 4/30/2013		97,500	93,440
Series X, 7.0%, 4/17/2017		2,000,000	1,768,389

(Cost $2,112,140)			2,100,059
Australia 2.8%
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		60,000	62,700
FMG Resources (August 2006) Pty Ltd.:
144A, 6.375%, 2/1/2016		640,000	649,600
144A, 7.0%, 11/1/2015		1,040,000	1,073,800

(Cost $1,776,363)			1,786,100
Bermuda 3.7%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,301,441)		2,200,000	2,310,000
Brazil 18.8%
Banco Bradesco SA, 144A, 5.9%, 1/16/2021		2,000,000	2,060,000
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		2,000,000	2,007,000
Banco Votorantim SA, 144A, 5.25%, 2/11/2016		2,000,000	2,015,000
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,277,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		1,545,000	1,493,243
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		577,088	4,386
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		200,000	201,340
Petrobras International Finance Co., 5.375%, 1/27/2021		1,770,000	1,854,864

(Cost $12,915,398)			11,912,833
Canada 2.6%
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		125,000	122,812
MEG Energy Corp., 144A, 6.5%, 3/15/2021		75,000	78,375
Novelis, Inc., 8.375%, 12/15/2017		20,000	21,950
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,425,000

(Cost $1,478,957)			1,648,137
Cayman Islands 4.2%
IPIC GMTN Ltd.:
144A, 3.75%, 3/1/2017		1,500,000	1,496,250
144A, 5.5%, 3/1/2022		500,000	506,250
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		410,000	399,750
Offshore Group Investments Ltd., 11.5%, 8/1/2015		10,000	11,075
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	212,687

(Cost $2,588,493)			2,626,012
Chile 3.7%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035 (Cost $1,624,225)		2,000,000	2,354,360
Croatia 4.1%
Republic of Croatia:
144A, 6.375%, 3/24/2021		1,770,000	1,632,825
REG S, 6.625%, 7/14/2020		1,000,000	945,000

(Cost $2,755,314)			2,577,825
Dominican Republic 1.6%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,061,531)		1,000,000	1,021,500
El Salvador 0.9%
Republic of El Salvador, REG S, 7.65%, 6/15/2035 (Cost $591,273)		570,000	588,525
Germany 1.0%
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017 (Cost $633,546)		600,000	648,000
Ghana 1.3%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $730,130)		720,000	795,600
Hong Kong 1.2%
Pacnet Ltd., 144A, 9.25%, 11/9/2015 (Cost $875,924)		850,000	777,750
Indonesia 0.8%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $500,000)		500,000	503,750
Japan 0.2%
eAccess Ltd., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	99,750
Kazakhstan 2.2%
KazMunayGaz National Co., Series 2, REG S, 9.125%, 7/2/2018 (Cost $1,063,707)		1,150,000	1,401,999
Lithuania 3.2%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	987,500
REG S, 6.75%, 1/15/2015		500,000	527,500
144A, 7.375%, 2/11/2020		500,000	538,125

(Cost $2,042,569)			2,053,125
Luxembourg 3.6%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014		100,000	109,500
APERAM, 144A, 7.375%, 4/1/2016		150,000	131,250
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	340,000	395,816
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,237,860
Intelsat Jackson Holdings SA, 144A, 7.5%, 4/1/2021		280,000	294,000
Intelsat Luxembourg SA, 144A, 11.5%, 2/4/2017 (PIK)		140,000	140,700

(Cost $2,323,631)			2,309,126
Netherlands 2.0%
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		1,000,000	1,052,500
UPC Holding BV, 144A, 9.75%, 4/15/2018	EUR	160,000	218,706

(Cost $1,305,139)			1,271,206
Panama 5.6%
Republic of Panama:
6.7%, 1/26/2036		300,000	382,500
7.125%, 1/29/2026		500,000	655,750
8.875%, 9/30/2027		1,700,000	2,533,000

(Cost $3,004,201)			3,571,250
Peru 0.7%
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (c) (Cost $420,000)		420,000	423,255
Philippines 3.8%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,926,360)		1,800,000	2,394,000
Poland 4.4%
Republic of Poland:
5.0%, 3/23/2022		195,000	197,730
5.125%, 4/21/2021		2,500,000	2,571,875

(Cost $2,687,773)			2,769,605
Romania 0.5%
Republic of Romania, 144A, 6.75%, 2/7/2022 (Cost $307,232)		310,000	307,232
Russia 6.7%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	1,948,616	64,021
Russian Federation:
144A, 5.0%, 4/29/2020		2,500,000	2,637,500
REG S, 7.5%, 3/31/2030		1,277,550	1,513,897

(Cost $3,844,220)			4,215,418
Serbia 2.1%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		606,667	573,300
144A, 7.25%, 9/28/2021		760,000	756,200

(Cost $1,303,725)			1,329,500
South Africa 0.4%
Eskom Holdings Ltd., 144A, 5.75%, 1/26/2021 (Cost $249,375)		250,000	261,250
Turkey 2.1%
Akbank TAS, 144A, 5.125%, 7/22/2015 (Cost $1,405,873)		1,390,000	1,353,860
Ukraine 2.9%
Government of Ukraine:
REG S, 7.65%, 6/11/2013		1,000,000	970,000
144A, 7.95%, 2/23/2021		1,000,000	890,000

(Cost $2,057,489)			1,860,000
United States 23.5%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		45,000	44,662
AMC Entertainment, Inc., 8.75%, 6/1/2019		500,000	527,500
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		10,000	10,988
Amkor Technology, Inc., 6.625%, 6/1/2021		10,000	10,150
Antero Resources Finance Corp., 144A, 7.25%, 8/1/2019		40,000	41,600
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		35,000	35,963
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		15,000	15,038
144A, 7.25%, 6/15/2021		25,000	25,125
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		35,000	35,088
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		20,000	20,000
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		10,000	7,975
Bill Barrett Corp., 7.625%, 10/1/2019		10,000	10,175
Cablevision Systems Corp., 8.625%, 9/15/2017		500,000	557,500
Caesar's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		200,000	154,500
Calpine Corp., 144A, 7.875%, 7/31/2020		185,000	199,337
CCH II LLC, 13.5%, 11/30/2016		34,385	39,629
CCO Holdings LLC, 7.25%, 10/30/2017		860,000	926,650
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		500,000	532,500
Chesapeake Energy Corp.:
6.125%, 2/15/2021		30,000	29,550
6.875%, 11/15/2020		30,000	30,750
Cincinnati Bell, Inc., 8.25%, 10/15/2017		500,000	514,375
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/2017		500,000	551,250
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		295,000	297,212
Cricket Communications, Inc., 7.75%, 10/15/2020		450,000	428,625
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	21,300
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,840,000	1,959,600
Ducommun, Inc., 144A, 9.75%, 7/15/2018		25,000	25,563
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		35,000	35,700
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		60,000	27,000
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		10,000	10,775
Equinix, Inc., 7.0%, 7/15/2021		35,000	37,975
Exopack Holding Corp., 10.0%, 6/1/2018		30,000	31,500
First Data Corp., 144A, 7.375%, 6/15/2019		55,000	54,862
Florida East Coast Railway Corp., 8.125%, 2/1/2017		75,000	75,000
Ford Motor Credit Co., LLC, 5.0%, 5/15/2018		1,000,000	1,034,725
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	21,450
Frontier Communications Corp., 8.125%, 10/1/2018		600,000	598,500
HCA, Inc.:
6.5%, 2/15/2020		165,000	174,900
7.5%, 2/15/2022		120,000	128,400
Hughes Satellite Systems Corp., 144A, 7.625%, 6/15/2021		30,000	31,650
International Lease Finance Corp.:
5.75%, 5/15/2016		15,000	14,788
6.25%, 5/15/2019		35,000	34,297
8.625%, 9/15/2015		500,000	539,375
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		80,000	80,600
Level 3 Financing, Inc., 144A, 8.125%, 7/1/2019		25,000	25,188
Meritor, Inc., 10.625%, 3/15/2018		500,000	501,250
MGM Resorts International:
7.625%, 1/15/2017		55,000	54,725
9.0%, 3/15/2020		500,000	563,750
National CineMedia LLC, 7.875%, 7/15/2021		35,000	35,131
NII Capital Corp., 7.625%, 4/1/2021		105,000	107,625
Norcraft Companies LP, 10.5%, 12/15/2015		500,000	463,750
Nortek, Inc., 144A, 8.5%, 4/15/2021		115,000	109,250
Nuveen Investments, Inc.:
10.5%, 11/15/2015		415,000	432,637
144A, 10.5%, 11/15/2015		40,000	41,300
Oasis Petroleum, Inc., 7.25%, 2/1/2019		55,000	57,750
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		15,000	15,450
144A, 6.25%, 11/15/2021		20,000	20,600
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		325,000	347,750
Reynolds Group Issuer, Inc., 144A, 9.0%, 4/15/2019		110,000	109,450
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018		35,000	36,225
SunCoke Energy, Inc., 7.625%, 8/1/2019		25,000	25,250
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		35,000	10,413
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		500,000	507,500
U.S. Foodservice, 144A, 8.5%, 6/30/2019		15,000	14,906
United States Steel Corp., 7.375%, 4/1/2020 (d)		500,000	507,500
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	9,700
Visteon Corp., 6.75%, 4/15/2019		140,000	138,250
Vulcan Materials Co., 6.5%, 12/1/2016		75,000	78,750
Windstream Corp., 7.75%, 10/1/2021		650,000	702,000

(Cost $14,620,774)			14,900,202
Uruguay 8.4%
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		3,080,000	4,304,300
8.0%, 11/18/2022		750,000	1,021,500

(Cost $4,431,075)			5,325,800
Venezuela 6.3%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		410,000	324,925
Republic of Venezuela:
7.65%, 4/21/2025		900,000	612,000
10.75%, 9/19/2013		2,949,000	3,066,960

(Cost $3,997,009)			4,003,885

Total Bonds (Cost $79,039,887)			81,500,914
Loan Participations and Assignments 10.9%
Ireland 2.3%
Vimpel Communications, 144A, 6.493%, 2/2/2016 (Cost $1,540,436)		1,500,000	1,488,750
Russia 7.9%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,018,500
Gazprom OAO, 144A, 4.95%, 5/23/2016		420,000	429,975
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		1,370,000	1,524,125
Sberbank of Russia, 144A, 6.125%, 2/7/2022 (c)		200,000	199,254
VTB Bank:
144A, 6.315%, 2/22/2018		500,000	500,507
144A, 6.875%, 5/29/2018		1,270,000	1,319,212

(Cost $4,907,502)			4,991,573
Ukraine 0.7%
Ukreximbank, REG S, 8.375%, 4/27/2015 (Cost $501,211)		500,000	448,750

Total Loan Participations and Assignments (Cost $6,949,149)			6,929,073
Preferred Security 0.4%
Cayman Islands
PHBS Ltd., 6.625%, 9/29/2015 (e) (Cost $277,500)		300,000	274,287

	Shares	Value ($)

Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 0.24% (f) (g) (Cost $480,240)	480,240	480,240
Cash Equivalents 6.0%
Central Cash Management Fund, 0.07% (f) (Cost $3,778,731)	3,778,731	3,778,731

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $90,525,507) †	146.7	92,963,245
Notes Payable	(44.2)	(28,000,000)
Other Assets and Liabilities, Net	(2.5)	(1,592,462)

Net Assets	100.0	63,370,783

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	USD	1,050,571	4,386

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

†
The cost for federal income tax purposes was $90,983,667.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $1,979,578.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,751,780 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,772,202

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	When-issued security.
(d)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $456,750, which is 0.7% of net assets.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of January 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

RUB	1,943,700	USD	60,787	2/10/2012	(3,309)	Citigroup, Inc.
EUR	474,000	USD	619,770	2/27/2012	(275)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(3,584)

Currency Abbreviations

EUR	Euro
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Bonds	$—	$81,500,914	$—	$81,500,914
Loan Participations and Assignments	—	6,929,073	—	6,929,073
Preferred Security	—	274,287	—	274,287
Short-Term Investments	4,258,971	—	—	4,258,971
Total	$4,258,971	$88,704,274	$—	$92,963,245
Liabilities
Derivatives(i)	$—	$(3,584)	$—	$(3,584)
Total	$—	$(3,584)	$—	$(3,584)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(3,584)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012